UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22596

Investment Company Act File Number

MSAM Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

MSAM Completion Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 4.4%

Security			Principal Amount (000’s omitted)	Value
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(1)			$194	$194,081

Total Asset-Backed Securities (identified cost $194,275)				$194,081

Commercial Mortgage-Backed Securities — 3.2%

Security			Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)			$135	$137,251

Total Commercial Mortgage-Backed Securities (identified cost $135,658)				$137,251

Call Options Purchased — 2.0%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	5	$1,955.00	2/7/14	$13
S&P 500 Index	5	1,965.00	2/14/14	75
S&P 500 Index	5	1,935.00	2/22/14	112
S&P 500 Index	6	1,910.00	2/28/14	300
S&P 500 Index	50	1,825.00	3/22/14	83,750
S&P 500 Index FLEX	6	1,950.00	2/3/14	0
S&P 500 Index FLEX	6	1,965.00	2/5/14	0
S&P 500 Index FLEX	6	1,960.00	2/10/14	1
S&P 500 Index FLEX	6	1,970.00	2/12/14	3
S&P 500 Index FLEX	5	1,960.00	2/18/14	20
S&P 500 Index FLEX	6	1,950.00	2/20/14	50
S&P 500 Index FLEX	6	1,915.00	2/24/14	237
S&P 500 Index FLEX	6	1,915.00	2/26/14	301

Total Call Options Purchased (identified cost $130,992)				$84,862

Put Options Purchased — 0.3%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	5	$1,670.00	2/7/14	$725
S&P 500 Index	5	1,680.00	2/14/14	2,125
S&P 500 Index	5	1,630.00	2/22/14	1,800
S&P 500 Index	6	1,595.00	2/28/14	2,025
S&P 500 Index FLEX	6	1,655.00	2/3/14	2
S&P 500 Index FLEX	6	1,675.00	2/5/14	79
S&P 500 Index FLEX	6	1,670.00	2/10/14	542
S&P 500 Index FLEX	6	1,685.00	2/12/14	1,142

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	5	$1,675.00	2/18/14	$1,711
S&P 500 Index FLEX	6	1,660.00	2/20/14	1,950
S&P 500 Index FLEX	6	1,600.00	2/24/14	1,189
S&P 500 Index FLEX	6	1,605.00	2/26/14	1,528

Total Put Options Purchased (identified cost $16,031)				$14,818

Short-Term Investments — 71.1%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)			$3,104	$3,104,270

Total Short-Term Investments (identified cost $3,104,270)				$3,104,270

Total Investments — 81.0% (identified cost $3,581,226)				$3,535,282

Call Options Written — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	5	$1,865.00	2/7/14	$(63)
S&P 500 Index	5	1,875.00	2/14/14	(275)
S&P 500 Index	5	1,845.00	2/22/14	(1,500)
S&P 500 Index	6	1,825.00	2/28/14	(5,640)
S&P 500 Index FLEX	6	1,860.00	2/3/14	(1)
S&P 500 Index FLEX	6	1,875.00	2/5/14	(3)
S&P 500 Index FLEX	6	1,870.00	2/10/14	(107)
S&P 500 Index FLEX	6	1,880.00	2/12/14	(109)
S&P 500 Index FLEX	5	1,870.00	2/18/14	(451)
S&P 500 Index FLEX	6	1,860.00	2/20/14	(1,040)
S&P 500 Index FLEX	6	1,830.00	2/24/14	(4,148)
S&P 500 Index FLEX	6	1,830.00	2/26/14	(4,545)

Total Call Options Written (premiums received $45,704)				$(17,882)

Put Options Written — (1.6)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	5	$1,760.00	2/7/14	$(4,825)
S&P 500 Index	5	1,770.00	2/14/14	(9,450)
S&P 500 Index	5	1,720.00	2/22/14	(5,400)
S&P 500 Index	6	1,680.00	2/28/14	(5,400)
S&P 500 Index FLEX	6	1,745.00	2/3/14	(506)
S&P 500 Index FLEX	6	1,765.00	2/5/14	(3,142)
S&P 500 Index FLEX	6	1,760.00	2/10/14	(5,265)
S&P 500 Index FLEX	6	1,775.00	2/12/14	(8,956)
S&P 500 Index FLEX	5	1,765.00	2/18/14	(8,111)
S&P 500 Index FLEX	6	1,750.00	2/20/14	(8,082)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	6	$1,685.00	2/24/14	$(3,835)
S&P 500 Index FLEX	6	1,690.00	2/26/14	(4,599)

Total Put Options Written (premiums received $44,758)				$(67,571)

Other Assets, Less Liabilities — 21.0%				$914,630

Net Assets — 100.0%				$4,364,459

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DROT	-	Diamond Resorts Owner Trust

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $331,332 or 7.6% of the Portfolio’s net assets.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $252.

A summary of open financial instruments at January 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	32 U.S. 5-Year Treasury Note	Long	$3,870,059	$3,860,000	$(10,059)
3/14	31 U.S. 10-Year Treasury Note	Long	3,889,549	3,898,250	8,701
3/14	10 U.S. Ultra-Long Treasury Bond	Long	1,417,893	1,438,125	20,232

					$18,874

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	216	$149,464
Options written	480	299,766
Options exercised	(177)	(123,239)
Options expired	(383)	(235,529)

Outstanding, end of period	136	$90,462

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. During the fiscal year to date ended January 31, 2014, the Portfolio also held certain purchased call options contracts to enhance returns.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio purchases and sells U.S. Treasury futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative
Equity Price	Purchased Options	$99,680		$—
Equity Price	Written Options	—		(85,453)

Total		$99,680		$(85,453)

Interest Rate	Futures Contracts	$28,933	*	$(10,059)*

Total		$28,933		$(10,059)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,434,219

Gross unrealized appreciation	$1,576
Gross unrealized depreciation	(193)

Net unrealized depreciation	$1,383

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$194,081	$—	$194,081
Commercial Mortgage-Backed Securities	—	137,251	—	137,251
Call Options Purchased	84,250	612	—	84,862
Put Options Purchased	6,675	8,143	—	14,818
Short-Term Investments	—	3,104,270	—	3,104,270
Total Investments	$90,925	$3,444,357	$—	$3,535,282
Futures Contracts	$28,933	$—	$—	$28,933
Total	$119,858	$3,444,357	$—	$3,564,215

Liability Description
Call Options Written	$(7,478)	$(10,404)	$—	$(17,882)
Put Options Written	(25,075)	(42,496)	—	(67,571)
Futures Contracts	(10,059)	—	—	(10,059)
Total	$(42,612)	$(52,900)	$—	$(95,512)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAM Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014